Quarterly Results of Operations - Summary of Company's Unaudited Consolidated Results of Operations on Quarterly Basis (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Losses on extinguishment of debt	$ 12,500	$ 48,600	$ 12,489	$ 48,579	$ (95)